Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000004007 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004007 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004007 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004007 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004007 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004007 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004007 | Canadian Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004007 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004007 | Government of Canada Real Return Bond, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000004007 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000004007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004007 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004007 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004007 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004007 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004008 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004008 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004008 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004008 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004008 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004008 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004008 | Canadian Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004008 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004008 | Government of Canada Real Return Bond, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000004008 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000004008 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004008 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004008 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004008 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004008 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004008 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004008 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004008 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159126 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159126 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159126 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159126 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159126 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159126 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159126 | Canadian Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159126 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159126 | Government of Canada Real Return Bond, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000159126 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000159126 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000159126 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159126 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000159126 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159126 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159126 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159126 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159126 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219335 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219335 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219335 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219335 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219335 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219335 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219335 | Canadian Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219335 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219335 | Government of Canada Real Return Bond, Inflation-Indexed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000219335 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000219335 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219335 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219335 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219335 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219335 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219335 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219335 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219335 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.50%